Deposits (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended
	Mar. 17, 2025	Jun. 30, 2025	Jun. 30, 2024	Mar. 31, 2025
Deposits [Line Items]
Increase in provision for deposits		$ 0	$ 0
National Administration of Electricity [Member]
Deposits [Line Items]
Security deposit		$ 15,900		$ 3,400
National Administration of Electricity [Member] | Zunz S.A. [Member]
Deposits [Line Items]
Security deposit	$ 19,000
Payments for deposits	$ 3,300